Income Taxes (Details 7) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Income Taxes
Net operating loss carry forwards	$ 9,291,295	$ 4,813,056
Accrued expenses temporarily non-deductible	17,982,589	18,889,739
Bad debt provision	12,537,859	7,324,158
Difference in fixed assets basis	2,486,055	5,620,343
Others	3,652,064	3,859,498
Total deferred tax assets	45,949,862	40,506,794
Valuation allowance on deferred tax assets	(7,646,610)	(5,091,664)
Net deferred tax assets	38,303,252	35,415,130
Classified as:
Current deferred tax assets	35,416,312	29,914,442
Non-current deferred tax assets	2,886,940	5,500,688
Deferred tax liabilities:
Difference in intangible asset basis	463,570	6,702,694
Unbilled revenue	18,851,073	24,252,501
Interest or subsidy income receivables	18,479,849	15,727,129
Others	5,870,678	6,966,720
Total deferred tax liabilities	43,665,170	53,649,044
Classified as:
Current deferred tax liabilities	31,463,939	33,550,044
Non-current deferred tax liabilities	$ 12,201,231	$ 20,099,000